Guarantee Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Guarantees and Product Warranties [Abstract]
Summary of Movement of Guarantee Liabilities

The movement of guarantee liabilities is as follows:

	For the years ended December 31,
	2016	2017
	RMB	RMB	US$
Balance at beginning of the year	—	6,207,812	954,123
Fair value of guarantee liabilities upon the inception of new loans	5,496,085	119,683,496	18,395,017
Performed guarantee	(149,262)	(124,798,134)	(19,181,122)
Change in fair value of guarantee liabilities	860,989	45,888,151	7,052,879

Balance at end of the year	6,207,812	46,981,325	7,220,897